CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 643,892	$ 486,412	$ 545,974
Cost of revenues	472,394	352,470	397,335
Gross profit	171,498	133,942	148,639
Operating expenses:
Research and development	4,216	3,974	4,146
Selling and marketing	85,725	62,047	66,770
General and administrative	50,845	39,081	40,681
Legal settlements and loss contingencies, net	3,283	6,319	12,359
Total operating expenses	144,069	111,421	123,956
Operating income	27,429	22,521	24,683
Finance expenses, net	7,590	10,199	5,578
Income before taxes on income	19,839	12,322	19,105
Taxes on income	1,950	4,700	6,243
Net income	17,889	7,622	12,862
Net income (loss) attributable to non-controlling interest	(1,077)	404	0
Net income attributable to controlling interest	$ 18,966	$ 7,218	$ 12,862
Basic and diluted net income per share of Ordinary shares	$ 0.51	$ 0.21	$ 0.37
Weighted average number of Ordinary shares used in computing basic income per share (in thousands)	34,462	34,419	34,384
Weighted average number of Ordinary shares used in computing diluted income per share (in thousands)	34,570	34,474	34,460